Recently issued accounting pronouncements Recently issued accounting pronouncements (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred finance costs	CAD 3,211	CAD 2,428
New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred tax assets, net, current	(7,210)
Deferred tax liabilities, net, current	CAD (3,702)
Other Assets | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred finance costs		(8,304)
Long-term Debt | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred finance costs		CAD 8,304